Investment Objectives and Goals	Jun. 24, 2026
Monarch Ambassador Income Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Monarch Ambassador Income Index ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Monarch Ambassador Income Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Ambassador Income Index (the “Index”).

Monarch Blue Chips Elite Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Monarch Blue Chips Elite Index ETF (formerly, “Monarch Blue Chips Core Index ETF”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Monarch Blue Chips Elite Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Elite Index (the “Index”).

Monarch Dividend Plus Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Monarch Dividend Plus Index ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Monarch Dividend Plus Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Dividend Plus Index (the “Index”).

Monarch ProCap Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Monarch ProCap Index ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Monarch ProCap Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch ProCap Index (the “Index”).
Monarch Select Subsector Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Monarch Select Subsector Index ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Monarch Select Subsector Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Select Subsector Index (the “Index”).

Monarch Volume Factor Dividend Tree Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Monarch Volume Factor Dividend Tree Index ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Monarch Volume Factor Dividend Tree Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Dividend Tree Index (the “Index”).

Monarch Volume Factor Global Unconstrained Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Monarch Volume Factor Global Unconstrained Index ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Monarch Volume Factor Global Unconstrained Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Global Unconstrained Index (the “Index”).